Movement in Provision for Credit Card and Debit Card Reward Points (Detail) - Debit and Credit Cards Reward Points ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening provision of reward points	₨ 2,000.7	$ 30.2	₨ 1,509.1
Provision made during the year	1,482.7	22.4	1,066.8
Utilization/write back of provision	(732.1)	(11.1)	(637.6)
Closing provision of reward points	3,063.6	46.2	2,000.7
Change in Rate of Accrual of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	202.0	3.0	(408.3)
Change in Cost of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	₨ 110.3	$ 1.7	₨ 470.7